Schedule of provision for income tax (Details) $ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (10,371)	$ (13,421)	$ (4,844)
Tax at the domestic rates applicable to profit or loss in the countries where the Group operates	(141)	(183)	(233)
Reconciling items:
Non-deductible expenses	42	55	51
Government grant not subject to tax	(3)	(4)	(3)
Valuation allowance for tax losses	147	190	173
Share of results of a joint venture and other [consolidation] adjustments not subject to tax	(63)	(81)
Over-provision of tax in respect of prior years			(32)
Others	18	23	12
Tax charge			$ (32)